LONG-TERM LOAN RECEIVABLE	12 Months Ended
Dec. 31, 2016
LONG-TERM LOAN RECEIVABLE
LONG-TERM LOAN RECEIVABLE

5.  LONG-TERM LOAN RECEIVABLE

In 2013, the Company entered into a loan agreement with Felicity Investment Holdings Limited (“Felicity”) for a total amount of approximately US$29.5 million with a 5% compounded annual interest rate. The balance of the loan and the compounded accrued interests will be received at the end of the 5 years term of the loan. The loan receivable is fully collateralized with shares of a subsidiary of Felicity. In February 2016, Felicity fully repaid the loan with total amount of US$ 31 million (Rmb 212 million). In 2015, the Company provided a loan facility with the total amount of US$ 300 million to another subsidiary of Felicity. During the year ended December 31, 2015, US$ 140 million (RMB 872 million) of the facility had been drawn down and repaid. As of December 31, 2016, the unused loan facility was US$ 160 million, which can be drawn down from June 2016 with term of 2 years from the drawn down date with 5% annual interest rate.

In April, 2015, the Company entered into a loan agreement with eHi for a total amount of RMB 300 million with the term of 3 years. The annual interest rate of the loan is 6.9% and will be received at the end of every quarter. In October 2016, eHi repaid RMB200 million. As of December 31, 2016, the balance of the loan and the accrued interests was approximately RMB102 million.